UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): 	[ ] is a restatement.
                             		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Provident Capital Corp.
Address:		4130 La Jolla Village Drive
			Suite 203
			La Jolla, CA  92037
13F File Number:	028-04927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Robbins Y. Tong
Title:	President
Phone:	858-623-8459

Signature, Place, and Date of Signing:



Robbins Y. Tong, La Jolla, California		Date

Report Type (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   23

FORM 13F INFORMATION TABLE VALUE TOTAL:   $13,793,000

LIST OF OTHER INCLUDED MANAGERS:          None

FORM 13F INFORMATION TABLE
AS OF DATE:  03/31/06

                                                           VALUE    SHARES/   SH/ PUT/ INVSTMT   VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN CALL DSCRETN SOLE   SHARED   NONE
         --------------         --------------   -----    -------   -------   -------- ------- ----   ------   ----

APPLERA CORP COM APPLIED BIO          COM       38020103    480      17700    SH        SOLE     0      0      17700
APPLIED MATLS INC COM                 COM       38222105    471      26900    SH        SOLE     0      0      26900
BARRICK GOLD CORP COM                 COM       67901108   1272      46700    SH        SOLE     0      0      46700
COHERENT INC                          COM      192479103    649      18475    SH        SOLE     0      0      18475
CONOCOPHILLIPS COM                    COM      20825C104   1017      16100    SH        SOLE     0      0      16100
CONVERGYS CORP COM                    COM      212485106    390      21400    SH        SOLE     0      0      21400
DISNEY WALT PRODTNS                   COM      254687106    555      19900    SH        SOLE     0      0      19900
FIFTH THIRD BANCORP                   COM      316773100    846      21500    SH        SOLE     0      0      21500
GERON CORP COM                        COM      374163103    449      54039    SH        SOLE     0      0      54039
HONEYWELL INTL INC COM                COM      438516106    654      15300    SH        SOLE     0      0      15300
INTERWOVEN INC COM NEW                COM      46114T508    513      57100    SH        SOLE     0      0      57100
MILLEA HOLDINGS INC COM               COM      60032R106    562       5700    SH        SOLE     0      0      5700
MITSUBISHI UFJ FINANCIAL GROUP        COM      606822104    832      54700    SH        SOLE     0      0      54700
MOTOROLA INC                          COM      620076109    554      24200    SH        SOLE     0      0      24200
NEWMONT MNG CORP COM                  COM      651639106    493       9500    SH        SOLE     0      0      9500
OWENS & MINOR INC NEW COM             COM      690732102    226       6900    SH        SOLE     0      0      6900
PNC BANK CORP COM                     COM      693475105    888      13200    SH        SOLE     0      0      13200
QIAGEN NV ORD                         COM      N72482107    684      45900    SH        SOLE     0      0      45900
QUEST SOFTWARE INC COM                COM      74834T103    579      34700    SH        SOLE     0      0      34700
RED HAT INC COM                       COM      756577102    727      26000    SH        SOLE     0      0      26000
TIDEWATER INC COM                     COM      886423102    359       6500    SH        SOLE     0      0      6500
TIME WARNER INC                       COM      887317105    191      11400    SH        SOLE     0      0      11400
TRIAD HOSPITALS INC COM               COM      89579K109    402       9600    SH        SOLE     0      0      9600

LINE COUNT: 23